Commitment	6 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT

NOTE 17 – COMMITMENT

The following table sets forth the Company's operating lease commitment as of September 30, 2020:

Office Rental	For the year ended September 30,
2021	$73,701
2022	73,701
2023	73,701
2024	73,701
2025	73,701
Thereafter	165,827
Total	$534,332

From time to time, the Company is involved in various legal proceedings, claims and other disputes arising from commercial operations, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on our condensed consolidated financial position or results of operations or liquidity. As of September 30, 2020 and March 31, 2020, Company had no pending legal proceedings.